

                 Supplement to the John Hancock Retirement Funds
                 Class R Shares Prospectus dated August 5, 2003




John Hancock U.S. Global Leaders Growth Fund


On page 15 delete the Subadviser and Portfolio Managers sections and replace them with the following:

Portfolio Managers

George P. Fraise
Joined fund team in 2000

Gordon Marchand, CFA, CIC
Joined fund team in 1995


Effective July 16, 2003, John Hancock Advisers,  LLC terminated  Yeager,  Wood &
Marshall,  Inc. as  sub-adviser  to the John Hancock U.S.  Global Leaders Growth
Fund.  Effective  August 13, 2003,  John Hancock  Advisers,  LLC hired George P.
Fraise and Gordon Marchand as portfolio managers.


On page 23, the biographies of George P. Fraise and George M. Yeager are deleted and replaced with the following:

George P. Fraise
----------------
Senior Portfolio Manager of fund (Present)
Principal of Sustainable Growth Advisers LP (Present)
Executive vice president of Yeager, Wood & Marshall, Inc. (2000-2003)
Portfolio manager of Scudder Kemper Investments (1997-2000)
Began business career in 1987

Gordon Marchand, CFA, CIC
-------------------------
Senior Portfolio Manager of fund (Present)
Principal of Sustainable Growth Advisers LP (Present)
Chief Financial and Operating Officer of Yeager, Wood & Marshall, Inc. (1984-2003)
Began business career in 1978


August 14, 2003